Employee Benefits (Details) - Schedule of main actuarial hypothesis used in the actuarial computations	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Main Actuarial Hypothesis Used In The Actuarial Computations Abstract
Discount rate	9.10%	7.55%	7.00%
Wage increase rate	5.00%	5.00%	4.50%
Rate of salary increase	4.50%	4.50%	4.50%